Information Concerning the Group's Consolidated Operations - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated operations [line items]
Revenue from performance obligation			$ 1,500
Products & services	$ 192	$ 11,775	239	$ 16,763
Upfront amount				15,000
Milestone revenue				5,100
Other revenues from collaboration agreements recognized on licence agreement amendment			1,000
France [member]
Consolidated operations [line items]
Revenues recognized on licence agreement amendment	1,000
Calyxt [Member]
Consolidated operations [line items]
Decrease in cost of goods sold	$ 11,400	$ 11,400	$ 18,700	18,700
Calyxt [Member] | High Oleic Soyabean Oil [Member]
Consolidated operations [line items]
Products & services				$ 5,000